Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

April 4, 2014

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 341 to Registration Statement
      No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for the fund listed in Exhibit A, the form of the Fund’s prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 341 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on March 28, 2014.

If you have any questions, please contact Maureen Towle at (617) 210-3682.

Sincerely,

/s/ Maureen E. Towle
Maureen E. Towle

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Advantage Alternative Strategies Fund